Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.19%
Aerospace & Defense–2.58%
BWX Technologies, Inc.	226,432	$23,236,452
Curtiss-Wright Corp.	108,674	27,814,023
		51,050,475
Air Freight & Logistics–1.29%
Hub Group, Inc., Class A	587,839	25,406,402
Aluminum–1.24%
Century Aluminum Co.(b)	845,027	13,004,965
Kaiser Aluminum Corp.	129,874	11,605,541
		24,610,506
Application Software–2.85%
Envestnet, Inc.(b)	290,666	16,832,468
HashiCorp, Inc., Class A(b)(c)	402,465	10,846,432
Sprout Social, Inc., Class A(b)	478,769	28,587,297
		56,266,197
Asset Management & Custody Banks–1.21%
Federated Hermes, Inc., Class B	660,528	23,858,271
Automotive Parts & Equipment–2.37%
Dorman Products, Inc.(b)	242,080	23,334,091
Visteon Corp.(b)	200,790	23,614,912
		46,949,003
Automotive Retail–2.02%
AutoNation, Inc.(b)(c)	241,487	39,985,418
Biotechnology–4.21%
ADMA Biologics, Inc.(b)	3,078,007	20,314,846
Ascendis Pharma A/S, ADR (Denmark)(b)	145,871	22,051,319
BridgeBio Pharma, Inc.(b)(c)	392,144	12,125,092
Cabaletta Bio, Inc.(b)	357,462	6,098,302
Immunovant, Inc.(b)	185,899	6,006,397
Twist Bioscience Corp.(b)(c)	486,281	16,684,301
		83,280,257
Building Products–1.56%
Zurn Elkay Water Solutions Corp.	920,967	30,824,766
Commercial & Residential Mortgage Finance–1.20%
PennyMac Financial Services, Inc.	260,696	23,746,799
Construction Machinery & Heavy Transportation Equipment– 1.88%
Allison Transmission Holdings, Inc.	456,707	37,066,340
Construction Materials–2.26%
Summit Materials, Inc., Class A(b)	1,002,018	44,659,942
Consumer Staples Merchandise Retail–0.98%
BJ’s Wholesale Club Holdings, Inc.(b)	255,155	19,302,476
Diversified Banks–0.51%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	317,975	10,172,020
Shares		Value
Electric Utilities–0.90%
Portland General Electric Co.	424,207	$17,816,694
Electrical Components & Equipment–3.14%
Atkore, Inc.(c)	250,795	47,741,336
Regal Rexnord Corp.	79,045	14,236,005
		61,977,341
Electronic Components–1.97%
Belden, Inc.	222,575	20,612,671
Vishay Intertechnology, Inc.	810,124	18,373,612
		38,986,283
Electronic Equipment & Instruments–1.32%
Itron, Inc.(b)	282,778	26,162,621
Environmental & Facilities Services–1.95%
ABM Industries, Inc.	282,355	12,598,680
Casella Waste Systems, Inc., Class A(b)	262,688	25,971,963
		38,570,643
Footwear–0.99%
Steven Madden Ltd.	464,863	19,654,408
Gas Utilities–0.85%
Chesapeake Utilities Corp.	156,140	16,753,822
Health Care Equipment–1.89%
Integer Holdings Corp.(b)	165,569	19,318,591
SI-BONE, Inc.(b)	357,155	5,846,627
TransMedics Group, Inc.(b)	165,714	12,252,893
		37,418,111
Health Care Facilities–4.49%
Acadia Healthcare Co., Inc.(b)	409,118	32,410,328
Encompass Health Corp.	264,380	21,832,500
Tenet Healthcare Corp.(b)	328,505	34,529,161
		88,771,989
Health Care Services–1.95%
Addus HomeCare Corp.(b)	162,654	16,808,664
BrightSpring Health Services, Inc.(b)(c)	818,597	8,898,150
Guardant Health, Inc.(b)	623,051	12,853,542
		38,560,356
Health Care Technology–0.90%
Evolent Health, Inc., Class A(b)	541,339	17,750,506
Homebuilding–2.49%
KB Home(c)	387,327	27,453,738
TopBuild Corp.(b)	49,359	21,753,992
		49,207,730
Hotel & Resort REITs–1.39%
DiamondRock Hospitality Co.	2,868,760	27,568,784
Human Resource & Employment Services–3.79%
ASGN, Inc.(b)	273,243	28,624,937
Korn Ferry	400,924	26,364,762

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–(continued)
Paycor HCM, Inc.(b)(c)	1,026,873	$19,962,411
		74,952,110
Industrial Machinery & Supplies & Components–2.93%
Enpro, Inc.	191,284	32,283,000
ESAB Corp.	231,189	25,562,568
		57,845,568
Industrial REITs–1.22%
Terreno Realty Corp.	362,633	24,078,831
Interactive Media & Services–0.94%
Ziff Davis, Inc.(b)	293,820	18,522,413
Investment Banking & Brokerage–1.42%
Stifel Financial Corp.	359,288	28,085,543
IT Consulting & Other Services–0.60%
Endava PLC, ADR (United Kingdom)(b)(c)	311,034	11,831,733
Life Sciences Tools & Services–1.11%
BioLife Solutions, Inc.(b)(c)	568,533	10,546,287
CryoPort, Inc.(b)(c)	643,814	11,395,508
		21,941,795
Metal, Glass & Plastic Containers–1.07%
Silgan Holdings, Inc.	437,595	21,249,613
Oil & Gas Drilling–1.38%
Helmerich & Payne, Inc.(c)	647,639	27,239,696
Oil & Gas Equipment & Services–0.64%
NOV, Inc.	646,825	12,626,024
Oil & Gas Exploration & Production–3.05%
Chesapeake Energy Corp.	199,969	17,763,246
CNX Resources Corp.(b)(c)	1,231,302	29,206,484
Northern Oil and Gas, Inc.	334,396	13,268,833
		60,238,563
Other Specialized REITs–2.45%
Four Corners Property Trust, Inc.	940,491	23,013,814
Outfront Media, Inc.	1,508,773	25,332,298
		48,346,112
Personal Care Products–1.94%
BellRing Brands, Inc.(b)	649,859	38,361,177
Pharmaceuticals–2.27%
Collegium Pharmaceutical, Inc.(b)	511,867	19,870,677
Intra-Cellular Therapies, Inc.(b)	296,204	20,497,317
Structure Therapeutics, Inc., ADR(b)(c)	103,786	4,448,268
		44,816,262
Property & Casualty Insurance–0.88%
Definity Financial Corp. (Canada)	546,605	17,408,394
Real Estate Operating Companies–1.12%
DigitalBridge Group, Inc.	1,151,638	22,192,064
Regional Banks–6.97%
Berkshire Hills Bancorp, Inc.	485,988	11,138,845
Cathay General Bancorp	471,050	17,819,822
Columbia Banking System, Inc.	730,007	14,125,635
OceanFirst Financial Corp.	636,105	10,438,483
Shares		Value
Regional Banks–(continued)
Pacific Premier Bancorp, Inc.	700,391	$16,809,384
United Community Banks, Inc.	416,863	10,971,834
Webster Financial Corp.	374,400	19,008,288
Wintrust Financial Corp.	245,000	25,575,550
WSFS Financial Corp.	261,965	11,825,100
		137,712,941
Research & Consulting Services–2.24%
CACI International, Inc., Class A(b)	70,575	26,735,927
KBR, Inc.	276,735	17,616,950
		44,352,877
Restaurants–1.71%
Papa John’s International, Inc.(c)	147,997	9,856,600
Texas Roadhouse, Inc.	154,435	23,855,575
		33,712,175
Semiconductor Materials & Equipment–1.17%
MKS Instruments, Inc.	174,262	23,176,846
Semiconductors–3.42%
Allegro MicroSystems, Inc. (Japan)(b)(c)	637,904	17,197,892
Astera Labs, Inc.(b)(c)	63,549	4,714,700
MACOM Technology Solutions Holdings, Inc.(b)	271,693	25,984,719
Silicon Laboratories, Inc.(b)(c)	136,628	19,636,176
		67,533,487
Steel–2.02%
ATI, Inc.(b)(c)	434,795	22,248,460
Commercial Metals Co.	301,088	17,694,942
		39,943,402
Systems Software–2.03%
GitLab, Inc., Class A(b)	415,421	24,227,353
Progress Software Corp.(c)	296,799	15,822,354
		40,049,707
Trading Companies & Distributors–0.85%
Air Lease Corp., Class A	326,962	16,818,925
Transaction & Payment Processing Services–0.58%
Marqeta, Inc., Class A(b)(c)	1,937,820	11,549,407
Total Common Stocks & Other Equity Interests (Cost $1,380,629,444)		1,940,963,825
Money Market Funds–6.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	42,604,859	42,604,859
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	29,181,587	29,193,260
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	48,691,268	48,691,268
Total Money Market Funds (Cost $120,489,614)		120,489,387
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.28% (Cost $1,501,119,058)		2,061,453,212
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.10%
Invesco Private Government Fund, 7.57%(d)(e)(f)	39,809,868	$39,809,868
Invesco Private Prime Fund, 5.49%(d)(e)(f)	120,166,502	120,226,586
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $160,040,242)		160,036,454
TOTAL INVESTMENTS IN SECURITIES–112.38% (Cost $1,661,159,300)		2,221,489,666
OTHER ASSETS LESS LIABILITIES—(12.38)%		(244,652,925)
NET ASSETS–100.00%		$1,976,836,741
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,648,964	$81,813,296	$(44,857,401)	$-	$-	$42,604,859	$158,083
Invesco Liquid Assets Portfolio, Institutional Class	2,798,974	58,438,069	(32,041,001)	(1,338)	(1,444)	29,193,260	99,495
Invesco Treasury Portfolio, Institutional Class	6,455,958	93,500,910	(51,265,600)	-	-	48,691,268	180,165
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,991,280	101,087,448	(131,268,860)	-	-	39,809,868	764,929*
Invesco Private Prime Fund	182,694,328	253,322,566	(315,757,579)	(64,932)	32,203	120,226,586	2,085,045*
Total	$267,589,504	$588,162,289	$(575,190,441)	$(66,270)	$30,759	$280,525,841	$3,287,717

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,940,963,825	$—	$—	$1,940,963,825
Money Market Funds	120,489,387	160,036,454	—	280,525,841
Total Investments	$2,061,453,212	$160,036,454	$—	$2,221,489,666
Invesco Main Street Small Cap Fund®